Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical)			3 Months Ended	12 Months Ended
	Mar. 16, 2019 USD ($)	Mar. 16, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Mar. 16, 2019 USD ($)	Mar. 16, 2019 CNY (¥)	Jun. 30, 2018 USD ($)
Equity interest percentage	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%
Payment for capital expenditure			$ 17,900,000	$ 8,606,966		$ 13,572,260			$ 2,413,172
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member]
Cash consideration				10,400,000
Estimated budgeted costs							$ 10,600,000
Adjusted and revised budget cost							$ 32,700,000
Payment for capital expenditure				22,300,000
RMB [Member] | Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member]
Cash consideration | ¥					¥ 73,600,000
Estimated budgeted costs | ¥								¥ 75,000,000
Adjusted and revised budget cost | ¥								¥ 231,100,000
Payment for capital expenditure | ¥					157,500,000
Zhangzhou Meijia Metal Product Co., Ltd [Member]
Cash consideration	$ 10,000,000			16,700,000
Purchase of equipment and machinery	$ 15,600,000			$ 65,044
Zhangzhou Meijia Metal Product Co., Ltd [Member] | RMB [Member]
Cash consideration | ¥		¥ 71,000,000			118,100,000
Purchase of equipment and machinery | ¥		¥ 110,000,000			¥ 46,000